Financial Instruments - Summary of Income from Financial Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Expense Gains Or Losses Of Financial Instruments [Abstract]
Interest income on financial assets carried at amortized cost	$ 260	$ 352	$ 402
Interest income on financial assets fair valued through other comprehensive income	106	28
Dividend income on investments carried at fair value through profit or loss	1	4	10
Gain / (loss) on investments carried at fair value through profit or loss	39	18
Income from financial assets or liabilities	$ 406	$ 402	$ 412